About the presentation of our consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Summary of principal exchange rate used in preparation of financial statements	The principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of USD	2025	2024	2023	2025	2024	2023
Pound sterling	1.32	1.28	1.24	1.35	1.25	1.28
Australian dollar	0.64	0.66	0.66	0.67	0.62	0.69
Canadian dollar	0.72	0.73	0.74	0.73	0.70	0.76
Euro	1.13	1.08	1.08	1.18	1.04	1.11
South African rand	0.056	0.055	0.054	0.060	0.053	0.054